Initial Public Offering - Additional Information (Detail) - USD ($)			3 Months Ended			9 Months Ended	12 Months Ended
	Sep. 14, 2021	Sep. 09, 2021	Mar. 31, 2023	Mar. 14, 2023	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2022
Disclosure Of Initial Public Offering [Line Items]
Payment to acquire restricted investments	$ 230,000,000		$ 425,850	$ 415,626	$ 0	$ 230,000,000	$ 2,324,312
Cash set aside from the trust account for meeting stock issuance costs			2,081,180				2,081,180
Aggregate Transaction Costs	22,517,064
Payment of underwriting discount	2,335,058
Deferred underwriting fees payable			$ 8,050,000				$ 8,050,000
Other offering costs	640,129	$ 640,129
Excess fair value of shares held by related party	$ 11,491,877
Public Warrants [Member]
Disclosure Of Initial Public Offering [Line Items]
Class of warrant or right, exercise price of warrants or rights		$ 11.5
IPO [Member]
Disclosure Of Initial Public Offering [Line Items]
Temporary equity stock issued during period shares new issues	23,000,000	23,000,000
Temporary equity issue price per share	$ 10
Payment to acquire restricted investments		$ 230,000,000
Aggregate Transaction Costs		22,517,064
Excess fair value of shares held by related party		$ 11,491,877
Over-Allotment Option [Member]
Disclosure Of Initial Public Offering [Line Items]
Temporary equity stock issued during period shares new issues	230,000,000	3,000,000
IPO Including Overallotement [Member]
Disclosure Of Initial Public Offering [Line Items]
Temporary equity issue price per share		$ 10